Supplementary Information to Statements of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial income:
Interest on bank deposits	$ 1	$ 2	$ 5
foreign currency transaction	70	16
Financial income	71	18	5
Financial expenses:
In respect of bank loans, bank fees, convertible note and	(454)	(506)	(651)
Liability related to Dimex acquisition	(31)	(36)	(30)
Change in fair value of forward contracts	(30)	(25)	(34)
Other (mainly foreign currency transaction losses)			(71)
Financial expenses	(515)	(567)	(786)
Financial expenses, net	$ 444	$ 549	$ 781